Quarterly Report
December 31, 2024
SPDR® S&P 500® ETF Trust
A Unit Investment Trust
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust
December 31, 2024 (Unaudited)

Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	10

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Common Stocks	Shares	Value
3M Co.	6,846,568	$883,823,463
A.O. Smith Corp.	1,497,508	102,145,021
Abbott Laboratories	21,807,419	2,466,637,163
AbbVie, Inc.	22,218,152	3,948,165,610
Accenture PLC Class A	7,856,530	2,763,848,689
Adobe, Inc. (a)	5,534,798	2,461,213,975
Advanced Micro Devices, Inc. (a)	20,403,865	2,464,582,853
AES Corp.	8,959,132	115,304,029
Aflac, Inc.	6,286,229	650,247,528
Agilent Technologies, Inc.	3,612,594	485,315,878
Air Products & Chemicals, Inc.	2,794,571	810,537,373
Airbnb, Inc. Class A (a)	5,442,907	715,252,409
Akamai Technologies, Inc. (a)	1,888,503	180,635,312
Albemarle Corp.	1,480,865	127,472,859
Alexandria Real Estate Equities, Inc. REIT	1,955,185	190,728,297
Align Technology, Inc. (a)	884,395	184,405,201
Allegion PLC	1,092,884	142,818,081
Alliant Energy Corp.	3,232,478	191,168,749
Allstate Corp.	3,329,556	641,905,101
Alphabet, Inc. Class A	73,464,700	13,906,867,710
Alphabet, Inc. Class C	59,838,296	11,395,605,090
Altria Group, Inc.	21,309,258	1,114,261,101
Amazon.com, Inc. (a)	117,663,514	25,814,198,336
Amcor PLC	18,214,574	171,399,141
Ameren Corp.	3,356,159	299,168,013
American Electric Power Co., Inc.	6,695,775	617,551,328
American Express Co.	6,996,846	2,076,593,924
American International Group, Inc.	7,842,828	570,957,878
American Tower Corp. REIT	5,872,929	1,077,153,908
American Water Works Co., Inc.	2,450,741	305,092,747
Ameriprise Financial, Inc.	1,219,761	649,437,349
AMETEK, Inc.	2,908,228	524,237,179
Amgen, Inc.	6,758,338	1,761,493,216
Amphenol Corp. Class A	15,141,312	1,051,564,118
Analog Devices, Inc.	6,242,418	1,326,264,128
Common Stocks	Shares	Value
ANSYS, Inc. (a)	1,099,195	$370,791,449
Aon PLC Class A	2,718,940	976,534,490
APA Corp.	4,661,957	107,644,587
Apollo Global Management, Inc.	5,620,233	928,237,682
Apple, Inc.	190,052,772	47,593,015,164
Applied Materials, Inc.	10,365,455	1,685,733,947
Aptiv PLC (a)	2,954,947	178,715,195
Arch Capital Group Ltd.	4,711,069	435,067,222
Archer-Daniels-Midland Co.	6,011,599	303,705,981
Arista Networks, Inc. (a)	12,988,171	1,435,582,541
Arthur J Gallagher & Co.	3,141,573	891,735,496
Assurant, Inc.	644,738	137,471,036
AT&T, Inc.	90,215,524	2,054,207,481
Atmos Energy Corp.	1,951,539	271,790,837
Autodesk, Inc. (a)	2,702,891	798,893,493
Automatic Data Processing, Inc.	5,123,291	1,499,740,974
AutoZone, Inc. (a)	212,621	680,812,442
AvalonBay Communities, Inc. REIT	1,786,350	392,943,410
Avery Dennison Corp.	1,009,948	188,991,569
Axon Enterprise, Inc. (a)	911,145	541,511,696
Baker Hughes Co.	12,441,404	510,346,392
Ball Corp.	3,752,408	206,870,253
Bank of America Corp.	83,930,399	3,688,741,036
Bank of New York Mellon Corp.	9,141,888	702,371,255
Baxter International, Inc.	6,431,455	187,541,228
Becton Dickinson & Co.	3,632,460	824,096,200
Berkshire Hathaway, Inc. Class B (a)	23,045,780	10,446,191,158
Best Buy Co., Inc.	2,456,797	210,793,183
Biogen, Inc. (a)	1,832,339	280,201,280
Bio-Techne Corp.	1,986,228	143,068,003
Blackrock, Inc.	1,830,794	1,876,765,237
Blackstone, Inc.	9,078,068	1,565,240,485
Boeing Co. (a)	9,399,607	1,663,730,439
Booking Holdings, Inc.	415,752	2,065,630,552
BorgWarner, Inc.	2,750,019	87,423,104
Boston Scientific Corp. (a)	18,530,707	1,655,162,749

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)

Common Stocks	Shares	Value
Bristol-Myers Squibb Co.	25,500,563	$1,442,311,843
Broadcom, Inc.	58,723,632	13,614,486,843
Broadridge Financial Solutions, Inc.	1,471,220	332,628,130
Brown & Brown, Inc.	2,984,628	304,491,749
Brown-Forman Corp. Class B	2,289,775	86,965,655
Builders FirstSource, Inc. (a)	1,447,267	206,857,872
Bunge Global SA	1,755,478	136,505,969
BXP, Inc. REIT	1,831,743	136,208,409
Cadence Design Systems, Inc. (a)	3,448,052	1,036,001,704
Caesars Entertainment, Inc. (a)	2,671,571	89,283,903
Camden Property Trust REIT	1,344,210	155,982,128
Campbell's Co.	2,470,094	103,447,537
Capital One Financial Corp.	4,798,924	855,744,128
Cardinal Health, Inc.	3,042,581	359,846,055
CarMax, Inc. (a)	1,947,766	159,249,348
Carnival Corp. (a)	13,060,296	325,462,576
Carrier Global Corp.	10,491,398	716,142,827
Caterpillar, Inc.	6,070,374	2,202,088,872
Cboe Global Markets, Inc.	1,319,169	257,765,623
CBRE Group, Inc. Class A (a)	3,781,970	496,534,841
CDW Corp.	1,675,224	291,555,985
Celanese Corp.	1,376,452	95,264,243
Cencora, Inc.	2,198,817	494,030,204
Centene Corp. (a)	6,347,733	384,545,665
CenterPoint Energy, Inc.	8,193,859	259,991,146
CF Industries Holdings, Inc.	2,187,660	186,651,151
CH Robinson Worldwide, Inc.	1,478,723	152,781,660
Charles River Laboratories International, Inc. (a)	642,920	118,683,032
Charles Schwab Corp.	18,800,830	1,391,449,428
Common Stocks	Shares	Value
Charter Communications, Inc. Class A (a)	1,215,881	$416,767,530
Chevron Corp.	21,013,364	3,043,575,642
Chipotle Mexican Grill, Inc. (a)	17,131,742	1,033,044,043
Chubb Ltd.	4,712,800	1,302,146,640
Church & Dwight Co., Inc.	3,085,052	323,035,795
Cigna Group	3,497,592	965,825,055
Cincinnati Financial Corp.	1,968,973	282,941,420
Cintas Corp.	4,306,967	786,882,871
Cisco Systems, Inc.	50,116,867	2,966,918,526
Citigroup, Inc.	23,778,752	1,673,786,353
Citizens Financial Group, Inc.	5,540,868	242,468,384
Clorox Co.	1,556,431	252,779,959
CME Group, Inc.	4,527,034	1,051,313,106
CMS Energy Corp.	3,756,851	250,394,119
Coca-Cola Co.	48,745,952	3,034,922,972
Cognizant Technology Solutions Corp. Class A	6,234,345	479,421,130
Colgate-Palmolive Co.	10,271,121	933,747,610
Comcast Corp. Class A	47,992,661	1,801,164,567
Conagra Brands, Inc.	6,000,993	166,527,556
ConocoPhillips	16,264,195	1,612,920,218
Consolidated Edison, Inc.	4,358,873	388,942,238
Constellation Brands, Inc. Class A	1,963,017	433,826,757
Constellation Energy Corp.	3,930,719	879,341,147
Cooper Cos., Inc. (a)	2,508,994	230,651,818
Copart, Inc. (a)	11,022,752	632,595,737
Corning, Inc.	9,688,501	460,397,568
Corpay, Inc. (a)	875,238	296,198,044
Corteva, Inc.	8,641,177	492,201,442
CoStar Group, Inc. (a)	5,154,345	368,999,559
Costco Wholesale Corp.	5,571,089	5,104,621,718
Coterra Energy, Inc.	9,261,306	236,533,755
Crowdstrike Holdings, Inc. Class A (a)	2,926,047	1,001,176,242
Crown Castle, Inc. REIT	5,464,590	495,966,188

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)

Common Stocks	Shares	Value
CSX Corp.	24,246,090	$782,421,324
Cummins, Inc.	1,725,102	601,370,557
CVS Health Corp.	15,811,786	709,791,074
Danaher Corp.	8,082,284	1,855,288,292
Darden Restaurants, Inc.	1,477,268	275,791,163
DaVita, Inc. (a)	567,428	84,858,857
Dayforce, Inc. (a)	1,983,015	144,046,210
Deckers Outdoor Corp. (a)	1,909,899	387,881,388
Deere & Co.	3,199,471	1,355,615,863
Dell Technologies, Inc. Class C	3,862,262	445,087,073
Delta Air Lines, Inc.	8,060,774	487,676,827
Devon Energy Corp.	8,259,005	270,317,234
Dexcom, Inc. (a)	4,911,192	381,943,402
Diamondback Energy, Inc.	2,349,644	384,942,177
Digital Realty Trust, Inc. REIT	3,920,076	695,147,077
Discover Financial Services	3,156,988	546,885,031
Dollar General Corp.	2,771,546	210,138,618
Dollar Tree, Inc. (a)	2,546,291	190,819,048
Dominion Energy, Inc.	10,561,521	568,843,521
Domino's Pizza, Inc.	433,977	182,166,186
Dover Corp.	1,725,193	323,646,207
Dow, Inc.	8,802,514	353,244,887
DR Horton, Inc.	3,666,808	512,693,095
DTE Energy Co.	2,604,092	314,444,109
Duke Energy Corp.	9,705,937	1,045,717,652
DuPont de Nemours, Inc.	5,261,704	401,204,930
Eastman Chemical Co.	1,457,269	133,077,805
Eaton Corp. PLC	4,968,512	1,648,900,077
eBay, Inc.	6,022,718	373,107,380
Ecolab, Inc.	3,168,455	742,432,376
Edison International	4,867,641	388,632,457
Edwards Lifesciences Corp. (a)	7,415,732	548,986,640
Electronic Arts, Inc.	3,000,459	438,967,152
Elevance Health, Inc.	2,914,980	1,075,336,122
Eli Lilly & Co.	9,906,411	7,647,749,292
Emerson Electric Co.	7,168,926	888,444,999
Enphase Energy, Inc. (a)	1,698,347	116,642,472
Common Stocks	Shares	Value
Entergy Corp.	5,389,312	$408,617,636
EOG Resources, Inc.	7,071,901	866,873,625
EPAM Systems, Inc. (a)	712,841	166,676,483
EQT Corp.	7,487,261	345,237,605
Equifax, Inc.	1,559,551	397,451,572
Equinix, Inc. REIT	1,213,330	1,144,036,724
Equity Residential REIT	4,299,867	308,558,456
Erie Indemnity Co. Class A	314,765	129,755,576
Essex Property Trust, Inc. REIT	809,429	231,043,414
Estee Lauder Cos., Inc. Class A	2,936,322	220,165,424
Everest Group Ltd.	540,193	195,798,355
Evergy, Inc.	2,898,043	178,374,547
Eversource Energy	4,607,007	264,580,412
Exelon Corp.	12,604,249	474,423,932
Expedia Group, Inc. (a)	1,544,094	287,711,035
Expeditors International of Washington, Inc.	1,759,657	194,917,206
Extra Space Storage, Inc. REIT	2,665,598	398,773,461
Exxon Mobil Corp.	55,259,959	5,944,313,790
F5, Inc. (a)	730,239	183,633,201
FactSet Research Systems, Inc.	477,366	229,269,342
Fair Isaac Corp. (a)	305,919	609,063,315
Fastenal Co.	7,202,990	517,967,011
Federal Realty Investment Trust REIT	948,429	106,176,627
FedEx Corp.	2,826,008	795,040,831
Fidelity National Information Services, Inc.	6,769,053	546,736,411
Fifth Third Bancorp	8,430,547	356,443,527
First Solar, Inc. (a)	1,346,037	237,225,561
FirstEnergy Corp.	6,459,848	256,972,753
Fiserv, Inc. (a)	7,153,413	1,469,454,098
FMC Corp.	1,573,363	76,481,175
Ford Motor Co.	49,078,505	485,877,199
Fortinet, Inc. (a)	7,998,312	755,680,518
Fortive Corp.	4,362,151	327,161,325
Fox Corp. Class A	2,780,573	135,080,236

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)

Common Stocks	Shares	Value
Fox Corp. Class B	1,663,031	$76,067,038
Franklin Resources, Inc.	3,889,151	78,910,874
Freeport-McMoRan, Inc.	18,056,109	687,576,631
Garmin Ltd.	1,931,238	398,337,150
Gartner, Inc. (a)	970,569	470,211,563
GE HealthCare Technologies, Inc.	5,744,581	449,111,343
GE Vernova, Inc.	3,465,675	1,139,964,478
Gen Digital, Inc.	6,826,290	186,903,820
Generac Holdings, Inc. (a)	748,070	115,988,254
General Dynamics Corp.	3,241,507	854,104,679
General Electric Co.	13,607,938	2,269,667,979
General Mills, Inc.	6,980,169	445,125,377
General Motors Co.	13,825,589	736,489,126
Genuine Parts Co.	1,748,265	204,127,421
Gilead Sciences, Inc.	15,668,715	1,447,319,205
Global Payments, Inc.	3,200,056	358,598,275
Globe Life, Inc.	1,055,125	117,667,540
GoDaddy, Inc. Class A (a)	1,765,473	348,451,406
Goldman Sachs Group, Inc.	3,947,145	2,260,214,170
Halliburton Co.	11,045,769	300,334,459
Hartford Financial Services Group, Inc.	3,644,944	398,756,874
Hasbro, Inc.	1,651,215	92,319,431
HCA Healthcare, Inc.	2,292,821	688,190,223
Healthpeak Properties, Inc. REIT	8,793,863	178,251,603
Henry Schein, Inc. (a)	1,567,358	108,461,174
Hershey Co.	1,857,659	314,594,552
Hess Corp.	3,475,431	462,267,077
Hewlett Packard Enterprise Co.	16,328,465	348,612,728
Hilton Worldwide Holdings, Inc.	3,064,788	757,493,002
Hologic, Inc. (a)	2,927,545	211,046,719
Home Depot, Inc.	12,488,622	4,857,949,072
Honeywell International, Inc.	8,175,297	1,846,717,839
Hormel Foods Corp.	3,662,124	114,880,830
Common Stocks	Shares	Value
Host Hotels & Resorts, Inc. REIT	8,788,843	$153,980,529
Howmet Aerospace, Inc.	5,108,038	558,666,116
HP, Inc.	12,117,037	395,378,917
Hubbell, Inc.	675,176	282,824,475
Humana, Inc.	1,514,086	384,138,759
Huntington Bancshares, Inc.	18,266,522	297,196,313
Huntington Ingalls Industries, Inc.	494,036	93,357,983
IDEX Corp.	954,672	199,803,303
IDEXX Laboratories, Inc. (a)	1,029,417	425,602,164
Illinois Tool Works, Inc.	3,378,657	856,692,269
Incyte Corp. (a)	2,014,345	139,130,809
Ingersoll Rand, Inc.	5,067,103	458,370,137
Insulet Corp. (a)	883,247	230,589,294
Intel Corp.	54,227,810	1,087,267,590
Intercontinental Exchange, Inc. (b)	7,218,786	1,075,671,302
International Business Machines Corp.	11,625,768	2,555,692,579
International Flavors & Fragrances, Inc.	3,214,376	271,775,491
International Paper Co.	4,367,727	235,071,067
Interpublic Group of Cos., Inc.	4,683,530	131,232,511
Intuit, Inc.	3,524,277	2,215,008,094
Intuitive Surgical, Inc. (a)	4,477,764	2,337,213,697
Invesco Ltd.	5,670,369	99,118,050
Invitation Homes, Inc. REIT	7,163,147	229,005,810
IQVIA Holdings, Inc. (a)	2,167,631	425,961,168
Iron Mountain, Inc. REIT	3,690,055	387,861,681
J.M. Smucker Co.	1,341,775	147,756,263
Jabil, Inc.	1,418,474	204,118,409
Jack Henry & Associates, Inc.	918,847	161,073,879
Jacobs Solutions, Inc.	1,562,162	208,736,086
JB Hunt Transport Services, Inc.	1,001,677	170,946,197
Johnson & Johnson	30,271,295	4,377,834,683

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)

Common Stocks	Shares	Value
Johnson Controls International PLC	8,399,099	$662,940,884
JPMorgan Chase & Co.	35,397,670	8,485,175,476
Juniper Networks, Inc.	4,149,296	155,391,135
Kellanova	3,380,987	273,758,517
Kenvue, Inc.	24,106,133	514,665,940
Keurig Dr. Pepper, Inc.	14,155,365	454,670,324
KeyCorp	12,463,062	213,616,883
Keysight Technologies, Inc. (a)	2,181,892	350,477,312
Kimberly-Clark Corp.	4,192,828	549,428,181
Kimco Realty Corp. REIT	8,494,785	199,032,813
Kinder Morgan, Inc.	24,301,763	665,868,306
KKR & Co., Inc.	8,480,947	1,254,416,871
KLA Corp.	1,682,041	1,059,887,675
Kraft Heinz Co.	11,098,158	340,824,432
Kroger Co.	8,369,112	511,771,199
L3Harris Technologies, Inc.	2,385,093	501,537,356
Labcorp Holdings, Inc.	1,051,492	241,128,145
Lam Research Corp.	16,177,841	1,168,525,455
Lamb Weston Holdings, Inc.	1,793,033	119,828,395
Las Vegas Sands Corp.	4,375,881	224,745,248
Leidos Holdings, Inc.	1,677,272	241,627,804
Lennar Corp. Class A	3,002,221	409,412,878
Lennox International, Inc.	403,229	245,687,430
Linde PLC	5,986,697	2,506,450,433
Live Nation Entertainment, Inc. (a)	1,973,471	255,564,495
LKQ Corp.	3,268,542	120,118,919
Lockheed Martin Corp.	2,652,390	1,288,902,397
Loews Corp.	2,272,378	192,447,693
Lowe's Cos., Inc.	7,132,899	1,760,399,473
Lululemon Athletica, Inc. (a)	1,419,821	542,953,749
LyondellBasell Industries NV Class A	3,266,683	242,616,546
M&T Bank Corp.	2,086,470	392,277,225
Marathon Petroleum Corp.	4,040,811	563,693,134
MarketAxess Holdings, Inc.	475,390	107,457,156
Common Stocks	Shares	Value
Marriott International, Inc. Class A	2,900,298	$809,009,124
Marsh & McLennan Cos., Inc.	6,175,066	1,311,645,769
Martin Marietta Materials, Inc.	768,494	396,927,151
Masco Corp.	2,712,671	196,858,534
Mastercard, Inc. Class A	10,306,019	5,426,840,425
Match Group, Inc. (a)	3,157,257	103,273,876
McCormick & Co., Inc.	3,176,125	242,147,770
McDonald's Corp.	9,010,269	2,611,986,880
McKesson Corp.	1,596,341	909,770,699
Medtronic PLC	16,124,353	1,288,013,318
Merck & Co., Inc.	31,805,553	3,164,016,412
Meta Platforms, Inc. Class A	27,409,246	16,048,387,625
MetLife, Inc.	7,312,810	598,772,883
Mettler-Toledo International, Inc. (a)	265,053	324,340,055
MGM Resorts International (a)	2,844,986	98,578,765
Microchip Technology, Inc.	6,752,051	387,230,125
Micron Technology, Inc.	13,940,275	1,173,213,544
Microsoft Corp.	93,479,364	39,401,551,926
Mid-America Apartment Communities, Inc. REIT	1,473,173	227,708,351
Moderna, Inc. (a)	4,262,736	177,244,563
Mohawk Industries, Inc. (a)	660,440	78,678,217
Molina Healthcare, Inc. (a)	719,449	209,395,631
Molson Coors Beverage Co. Class B	2,196,326	125,893,406
Mondelez International, Inc. Class A	16,794,459	1,003,133,036
Monolithic Power Systems, Inc.	613,610	363,073,037
Monster Beverage Corp. (a)	8,804,017	462,739,134
Moody's Corp.	1,959,602	927,616,799
Morgan Stanley	15,597,193	1,960,879,104

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)

Common Stocks	Shares	Value
Mosaic Co.	4,015,320	$98,696,566
Motorola Solutions, Inc.	2,100,965	971,129,052
MSCI, Inc.	985,298	591,188,653
Nasdaq, Inc.	5,202,716	402,221,974
NetApp, Inc.	2,574,370	298,832,870
Netflix, Inc. (a)	5,374,130	4,790,069,552
Newmont Corp.	14,314,186	532,774,003
News Corp. Class A	4,768,193	131,316,035
News Corp. Class B	1,414,510	43,043,539
NextEra Energy, Inc.	25,855,558	1,853,584,953
NIKE, Inc. Class B	14,969,279	1,132,725,342
NiSource, Inc.	5,869,220	215,752,527
Nordson Corp.	683,024	142,915,942
Norfolk Southern Corp.	2,844,471	667,597,344
Northern Trust Corp.	2,492,524	255,483,710
Northrop Grumman Corp.	1,722,274	808,245,965
Norwegian Cruise Line Holdings Ltd. (a)	5,541,265	142,576,748
NRG Energy, Inc.	2,546,750	229,767,785
Nucor Corp.	2,952,225	344,554,180
NVIDIA Corp.	308,418,169	41,417,475,915
NVR, Inc. (a)	38,679	316,351,673
NXP Semiconductors NV	3,195,162	664,114,422
Occidental Petroleum Corp.	8,486,699	419,327,798
Old Dominion Freight Line, Inc.	2,362,408	416,728,771
Omnicom Group, Inc.	2,453,116	211,066,101
ON Semiconductor Corp. (a)	5,353,230	337,521,152
ONEOK, Inc.	7,340,991	737,035,496
Oracle Corp.	20,207,447	3,367,368,968
O'Reilly Automotive, Inc. (a)	725,927	860,804,237
Otis Worldwide Corp.	5,022,464	465,130,391
PACCAR, Inc.	6,586,759	685,154,671
Packaging Corp. of America	1,120,827	252,331,783
Palantir Technologies, Inc. Class A (a)	25,772,645	1,949,185,141
Palo Alto Networks, Inc. (a)	8,229,137	1,497,373,769
Common Stocks	Shares	Value
Paramount Global Class B	7,494,625	$78,393,778
Parker-Hannifin Corp.	1,618,665	1,029,519,500
Paychex, Inc.	4,026,923	564,655,143
Paycom Software, Inc.	613,746	125,799,518
PayPal Holdings, Inc. (a)	12,605,350	1,075,866,622
Pentair PLC	2,077,281	209,057,560
PepsiCo, Inc.	17,250,173	2,623,061,306
Pfizer, Inc.	71,251,600	1,890,304,948
PG&E Corp.	27,487,573	554,699,223
Philip Morris International, Inc.	19,549,191	2,352,745,137
Phillips 66 Co.	5,192,658	591,599,526
Pinnacle West Capital Corp.	1,431,264	121,328,249
PNC Financial Services Group, Inc.	4,988,452	962,022,968
Pool Corp.	478,182	163,031,371
PPG Industries, Inc.	2,916,580	348,385,481
PPL Corp.	9,278,582	301,182,772
Principal Financial Group, Inc.	2,645,949	204,822,912
Procter & Gamble Co.	29,610,038	4,964,122,871
Progressive Corp.	7,365,819	1,764,923,891
Prologis, Inc. REIT	11,645,111	1,230,888,233
Prudential Financial, Inc.	4,475,730	530,508,277
PTC, Inc. (a)	1,510,637	277,760,825
Public Service Enterprise Group, Inc.	6,264,213	529,263,356
Public Storage REIT	1,981,696	593,399,050
PulteGroup, Inc.	2,578,818	280,833,280
QUALCOMM, Inc.	13,968,327	2,145,814,394
Quanta Services, Inc.	1,857,077	586,929,186
Quest Diagnostics, Inc.	1,403,478	211,728,691
Ralph Lauren Corp.	505,396	116,736,368
Raymond James Financial, Inc.	2,300,794	357,382,332
Realty Income Corp. REIT	10,976,877	586,275,001
Regency Centers Corp. REIT	2,058,279	152,168,566

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)

Common Stocks	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	1,323,619	$942,853,522
Regions Financial Corp.	11,427,332	268,770,849
Republic Services, Inc.	2,559,487	514,917,595
ResMed, Inc.	1,845,434	422,032,301
Revvity, Inc.	1,530,531	170,822,565
Rockwell Automation, Inc.	1,419,135	405,574,592
Rollins, Inc.	3,540,065	164,082,013
Roper Technologies, Inc.	1,348,146	700,833,698
Ross Stores, Inc.	4,171,195	630,976,668
Royal Caribbean Cruises Ltd.	3,109,744	717,386,843
RTX Corp.	16,735,093	1,936,584,962
S&P Global, Inc.	3,992,175	1,988,222,915
Salesforce, Inc.	12,019,644	4,018,527,579
SBA Communications Corp. REIT	1,354,030	275,951,314
Schlumberger NV	17,755,305	680,738,394
Seagate Technology Holdings PLC	2,646,834	228,448,243
Sempra	7,955,905	697,891,987
ServiceNow, Inc. (a)	2,589,914	2,745,619,630
Sherwin-Williams Co.	2,913,040	990,229,687
Simon Property Group, Inc. REIT	3,850,503	663,095,122
Skyworks Solutions, Inc.	2,012,705	178,486,679
Smurfit WestRock PLC	6,218,940	334,952,108
Snap-on, Inc.	660,224	224,132,844
Solventum Corp. (a)	1,740,737	114,993,086
Southern Co.	13,775,765	1,134,020,975
Southwest Airlines Co.	7,551,068	253,866,906
Stanley Black & Decker, Inc.	1,940,731	155,821,292
Starbucks Corp.	14,251,830	1,300,479,487
State Street Corp. (c)	3,685,520	361,733,788
Steel Dynamics, Inc.	1,779,933	203,036,957
STERIS PLC	1,242,703	255,450,029
Stryker Corp.	4,313,885	1,553,214,294
Super Micro Computer, Inc. (a)	6,331,520	192,984,730
Synchrony Financial	4,895,281	318,193,265
Common Stocks	Shares	Value
Synopsys, Inc. (a)	1,931,092	$937,274,813
Sysco Corp.	6,176,253	472,236,304
T. Rowe Price Group, Inc.	2,793,522	315,919,403
Take-Two Interactive Software, Inc. (a)	2,054,396	378,173,216
Tapestry, Inc.	2,929,978	191,415,463
Targa Resources Corp.	2,741,485	489,355,072
Target Corp.	5,792,150	782,982,837
TE Connectivity PLC	3,761,481	537,778,939
Teledyne Technologies, Inc. (a)	585,562	271,776,891
Teleflex, Inc.	583,693	103,885,680
Teradyne, Inc.	2,047,791	257,857,843
Tesla, Inc. (a)	35,113,613	14,180,281,474
Texas Instruments, Inc.	11,469,514	2,150,648,570
Texas Pacific Land Corp.	236,777	261,865,891
Textron, Inc.	2,332,408	178,405,888
Thermo Fisher Scientific, Inc.	4,809,217	2,501,898,960
TJX Cos., Inc.	14,180,621	1,713,160,823
T-Mobile U.S., Inc.	6,128,478	1,352,738,949
Tractor Supply Co.	6,716,314	356,367,621
Trane Technologies PLC	2,828,975	1,044,881,916
TransDigm Group, Inc.	706,929	895,876,983
Travelers Cos., Inc.	2,854,758	687,682,655
Trimble, Inc. (a)	3,077,917	217,485,615
Truist Financial Corp.	16,691,186	724,063,649
Tyler Technologies, Inc. (a)	537,589	309,995,321
Tyson Foods, Inc. Class A	3,601,561	206,873,664
U.S. Bancorp	19,616,522	938,258,247
Uber Technologies, Inc. (a)	26,452,805	1,595,633,198
UDR, Inc. REIT	3,782,912	164,216,210
Ulta Beauty, Inc. (a)	592,577	257,729,515
Union Pacific Corp.	7,622,861	1,738,317,222
United Airlines Holdings, Inc. (a)	4,134,628	401,472,379
United Parcel Service, Inc. Class B	9,195,500	1,159,552,550
United Rentals, Inc.	825,436	581,470,136
UnitedHealth Group, Inc.	11,570,643	5,853,125,468

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)

Common Stocks	Shares	Value
Universal Health Services, Inc. Class B	738,572	$132,514,588
Valero Energy Corp.	3,980,314	487,946,693
Ventas, Inc. REIT	5,274,755	310,630,322
Veralto Corp.	3,109,021	316,653,789
VeriSign, Inc. (a)	1,039,438	215,122,088
Verisk Analytics, Inc.	1,775,386	488,994,566
Verizon Communications, Inc.	52,928,160	2,116,597,118
Vertex Pharmaceuticals, Inc. (a)	3,237,549	1,303,760,982
Viatris, Inc.	15,040,785	187,257,773
VICI Properties, Inc. REIT	13,254,205	387,155,328
Visa, Inc. Class A	21,727,333	6,866,706,321
Vistra Corp.	4,277,657	589,760,571
Vulcan Materials Co.	1,660,695	427,180,575
W.R. Berkley Corp.	3,788,696	221,714,490
Walgreens Boots Alliance, Inc.	9,029,950	84,249,434
Walmart, Inc.	54,575,568	4,930,902,569
Walt Disney Co.	22,769,041	2,535,332,715
Warner Bros Discovery, Inc. (a)	28,067,995	296,678,707
Waste Management, Inc.	4,591,092	926,436,455
Waters Corp. (a)	746,631	276,985,168
WEC Energy Group, Inc.	3,977,461	374,040,432
Wells Fargo & Co.	41,861,876	2,940,378,170
Welltower, Inc. REIT	7,437,728	937,376,860
West Pharmaceutical Services, Inc.	910,895	298,372,766
Common Stocks	Shares	Value
Western Digital Corp. (a)	4,346,341	$259,172,314
Westinghouse Air Brake Technologies Corp.	2,161,097	409,722,380
Weyerhaeuser Co. REIT	9,135,087	257,152,699
Williams Cos., Inc.	15,320,917	829,168,028
Willis Towers Watson PLC	1,266,269	396,646,102
Workday, Inc. Class A (a)	2,677,875	690,972,086
WW Grainger, Inc.	557,172	587,287,147
Wynn Resorts Ltd.	1,162,813	100,187,968
Xcel Energy, Inc.	7,220,190	487,507,229
Xylem, Inc.	3,054,644	354,399,797
Yum! Brands, Inc.	3,508,717	470,729,473
Zebra Technologies Corp. Class A (a)	649,502	250,850,662
Zimmer Biomet Holdings, Inc.	2,502,935	264,385,024
Zoetis, Inc.	5,672,266	924,182,299
Total Common Stocks (Cost $636,108,143,288)		$626,203,546,105
(a)	Non-income producing security.
(b)	Affiliate of the PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the "Trustee"). See the table below for more information.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$626,203,546,105	$—	$—	$626,203,546,105
See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2024 (Unaudited)

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR
SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at December 31, 2024 and for the period then ended are:
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
Intercontinental Exchange, Inc.	6,951,228	$1,116,645,266	$363,134,711	$320,779,036	$48,190,033	$(131,519,672)	7,218,786	$1,075,671,302	$3,282,372
State Street Corp.	3,615,568	319,869,301	115,175,773	107,774,065	6,044,241	28,418,538	3,685,520	361,733,788	2,747,832
TOTAL		$1,436,514,567	$478,310,484	$428,553,101	$54,234,274	$(103,101,134)		$1,437,405,090	$6,030,204
*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.
See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Valuation
The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.
Valuation techniques used to value the Trust’s equity investments are as follows:
Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.
Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value (“NAV”) and the prices used by the Trust’s underlying index, S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.
The Trustee values the Trust's assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR S&P 500® ETF Trust
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investments in Affiliates of the Trustee and the Sponsor
The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at December 31, 2024 are listed in the Schedule of Investments.
Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is also available on the Trust's website at https://www.ssga.com/spdrs as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.